Annual Total Returns [BarChart] - Prospectus-SI Class - Payden/Kravitz Cash Balance Plan Fund - SI Class	Feb. 28, 2021
Bar Chart Table:
Annual Return 2011	(0.10%)
Annual Return 2012	6.80%
Annual Return 2013	(1.08%)
Annual Return 2014	0.95%
Annual Return 2015	0.72%
Annual Return 2016	2.69%
Annual Return 2017	3.19%
Annual Return 2018	0.79%
Annual Return 2019	6.36%
Annual Return 2020	1.89%